Right-of-use assets and lease liabilities - Lease liabilities - Changes in the year (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Lease liabilities
New contracts	$ 3,517
Payments of lease liabilities	(13,280)
Interest paid	(3,259)
Interest accrued	3,418
Reclassification - Note 5 (a)	3,087
Foreign exchange effect	(549)
At the end of the year	34,384
Current liabilities	16,474
Non-current liabilities	17,910
After application of IFRS 16
Lease liabilities
At the beginning of the year	$ 41,450
At the end of the year